UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-43

DWS Investment Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 12/31/06

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2006 (Unaudited)

DWS Small Cap Core Fund

	Shares	Value ($)

Common Stocks 96.6%
Consumer Discretionary 16.6%
Auto Components 2.1%
American Axle & Manufacturing Holdings, Inc.	37,400	710,226
ArvinMeritor, Inc.	53,700	978,951
Sauer-Danfoss, Inc.	25,200	812,700
Tenneco, Inc.*	32,500	803,400

		3,305,277

Automobiles 0.6%
Winnebago Industries, Inc. (a)	26,800	881,988
Distributors 0.6%
Building Materials Holding Corp. (a)	29,900	738,231
Core-Mark Holding Co., Inc.*	6,000	200,700

		938,931
Diversified Consumer Services 0.7%
Coinstar, Inc.*	26,400	807,048
DeVry, Inc.*	12,600	352,800

		1,159,848
Hotels Restaurants & Leisure 2.6%
California Pizza Kitchen, Inc.*	12,600	419,706
CEC Entertainment, Inc.*	2,300	92,575
Jack in the Box, Inc.*	18,800	1,147,552
LIFE TIME FITNESS, Inc.*	9,100	441,441
O'Charley's, Inc.*	6,500	138,320
Papa John's International, Inc.*	14,500	420,645
Ruth's Chris Steak House, Inc.*	7,400	135,272
Triarc Companies, Inc. "B"	36,100	722,000
WMS Industries, Inc.*	16,700	582,162

		4,099,673
Household Durables 0.6%
Blyth, Inc.	46,100	956,575
Internet & Catalog Retail 0.1%
GSI Commerce, Inc.*	8,600	161,250
Leisure Equipment & Products 0.7%
K2, Inc.*	17,300	228,187
Oakley, Inc.	42,400	850,544

		1,078,731
Media 1.2%
Carmike Cinemas, Inc. (a)	22,600	460,814
LodgeNet Entertainment Corp.*	16,200	405,486
Mediacom Communications Corp. "A"*	82,000	659,280
Scholastic Corp.*	13,100	469,504

		1,995,084
Multiline Retail 1.0%
Big Lots, Inc.*	45,900	1,052,028
The Bon-Ton Stores, Inc. (a)	16,600	575,190

		1,627,218
Specialty Retail 4.6%
Christopher & Banks Corp.	32,800	612,048
Cost Plus, Inc.*	17,800	183,340
Dress Barn, Inc.*	27,800	648,574
DSW, Inc. "A"* (a)	25,600	987,392
Group 1 Automotive, Inc.	21,000	1,086,120
Gymboree Corp.*	21,600	824,256
Jo-Ann Stores, Inc.*	25,100	617,460
New York & Co., Inc.*	65,300	854,124
Payless ShoeSource, Inc.*	29,300	961,626
Select Comfort Corp.*	38,500	669,515

		7,444,455
Textiles, Apparel & Luxury Goods 1.8%
Brown Shoe Co., Inc.	19,550	933,317

Kellwood Co.	2,100	68,292
Maidenform Brands, Inc.*	44,500	806,340
Perry Ellis International, Inc.*	21,600	885,600
Xerium Technologies, Inc.	20,800	203,632

		2,897,181
Consumer Staples 1.8%
Food & Staples Retailing 0.4%
Spartan Stores, Inc.	32,700	684,411
Food Products 0.5%
Flowers Foods, Inc.	21,700	585,683
Seaboard Corp.	100	176,500

		762,183
Personal Products 0.7%
Chattem, Inc.*	9,900	495,792
Elizabeth Arden, Inc.*	31,500	600,075

		1,095,867
Tobacco 0.2%
Alliance One International, Inc.*	45,800	323,348
Energy 5.9%
Energy Equipment & Services 0.9%
Matrix Service Co.*	3,800	61,180
Parker Drilling Co.*	79,900	652,783
Pioneer Drilling Co.*	43,100	572,368
Superior Well Services, Inc.*	5,900	150,804

		1,437,135
Oil, Gas & Consumable Fuels 5.0%
Alon USA Energy, Inc.	10,600	278,886
Alpha Natural Resources, Inc.*	32,700	465,321
Bois d'Arc Energy, Inc.*	20,100	294,063
Brigham Exploration Co.*	78,500	573,835
Callon Petroleum Co.*	51,100	768,033
Clayton Williams Energy, Inc.*	14,900	541,019
Comstock Resources, Inc.*	27,700	860,362
Edge Petroleum Corp.*	30,600	558,144
MarkWest Hydrocarbon, Inc.	1,100	53,405
Petrohawk Energy Corp.*	51,900	596,850
PetroQuest Energy, Inc.*	37,000	471,380
Swift Energy Co.*	18,000	806,580
USEC, Inc.*	61,200	778,464
Whiting Petroleum Corp.*	21,300	992,580

		8,038,922
Financials 20.2%
Capital Markets 0.6%
Apollo Investment Corp.	23,300	521,920
Cohen & Steers, Inc.	2,400	96,408
SWS Group, Inc.	1,700	60,690
Waddell & Reed Financial, Inc. "A"	13,400	366,624

		1,045,642
Commercial Banks 4.0%
Alabama National BanCorp.	1,600	109,968
BancFirst Corp.	2,800	151,200
Center Financial Corp.	24,200	580,074

City Holding Co.	7,000	286,230
First Community Bancorp.	6,800	355,436
First Financial Bankshares, Inc.	1,266	52,995
First Midwest Bancorp., Inc.	5,500	212,740
First Republic Bank	2,650	103,562
First State Bancorp.	3,900	96,525
Frontier Financial Corp.	2,900	84,767
Greater Bay Bancorp.	5,100	134,283
Hancock Holding Co.	3,500	184,940
Hanmi Financial Corp.	15,900	358,227
IBERIABANK Corp.	2,600	153,530
Oriental Financial Group, Inc. (a)	11,300	146,335
Pacific Capital Bancorp.	22,300	748,834
Prosperity Bancshares, Inc.	5,600	193,256
Sterling Bancshares, Inc.	53,100	691,362
Sterling Financial Corp.	15,700	530,817
Taylor Capital Group, Inc.	16,700	611,387
Trustmark Corp.	8,900	291,119
Umpqua Holdings Corp.	9,600	282,528

		6,360,115
Consumer Finance 1.5%
Advanta Corp. "B"	2,800	122,164
Cash America International, Inc.	21,600	1,013,040
First Cash Financial Services, Inc.*	6,900	178,503
United PanAm Financial Corp.*	44,900	617,824
World Acceptance Corp.*	10,000	469,500

		2,401,031
Insurance 2.0%
Argonaut Group, Inc.*	25,300	881,958
LandAmerica Financial Group, Inc. (a)	18,100	1,142,291
Navigators Group, Inc.*	3,700	178,266
Seabright Insurance Holdings*	24,800	446,648
Tower Group, Inc.	16,200	503,334

		3,152,497
Real Estate Investment Trusts 7.5%
Alexandria Real Estate Equities, Inc. (REIT)	6,100	612,440
American Home Mortgage Investment Corp. (REIT)	8,500	298,520
Anthracite Capital, Inc. (REIT)	14,000	178,220
BioMed Realty Trust, Inc. (REIT)	9,300	265,980
Cousins Properties, Inc. (REIT)	13,800	486,726
Crescent Real Estate Equities Co. (REIT)	7,400	146,150
EastGroup Properties, Inc. (REIT)	5,500	294,580
Entertainment Properties Trust (REIT)	1,400	81,816
Equity Lifestyle Properties, Inc. (REIT)	7,200	391,896
Equity One, Inc. (REIT)	18,400	490,544
First Industrial Realty Trust, Inc. (REIT) (a)	10,500	492,345
Glimcher Realty Trust (REIT)	13,200	352,572
Healthcare Realty Trust, Inc. (REIT)	10,500	415,170
Highwoods Properties, Inc. (REIT)	14,300	582,868
Home Properties, Inc. (REIT)	7,900	468,233
LaSalle Hotel Properties (REIT)	2,900	132,965
Lexington Corporate Properties Trust (REIT)	5,000	112,100
Mid-America Apartment Communities, Inc. (REIT)	700	40,068
National Health Investors, Inc. (REIT)	4,400	145,200

National Retail Properties, Inc. (REIT)	10,400	238,680
Nationwide Health Properties, Inc. (REIT)	22,700	685,994
Newcastle Investment Corp. (REIT)	17,600	551,232
Parkway Properties, Inc. (REIT)	900	45,909
Pennsylvania Real Estate Investment Trust (REIT)	11,800	464,684
Potlatch Corp. (REIT)	13,000	569,660
PS Business Parks, Inc. (REIT)	700	49,497
RAIT Investment Trust (REIT)	15,700	541,336
Realty Income Corp. (REIT)	13,600	376,720
Redwood Trust, Inc. (REIT)	8,500	493,680
Sovran Self Storage, Inc. (REIT)	8,900	509,792
Strategic Hotels & Resorts, Inc. (REIT)	2,800	61,012
Sun Communities, Inc. (REIT)	9,800	317,128
Sunstone Hotel Investors, Inc. (REIT)	8,400	224,532
Tanger Factory Outlet Centers, Inc. (REIT)	11,000	429,880
Washington Real Estate Investment Trust (REIT)	12,000	480,000

		12,028,129
Thrifts & Mortgage Finance 4.6%
BankUnited Financial Corp. "A"	35,800	1,000,968
Corus Bankshares, Inc. (a)	44,100	1,017,387
First Niagara Financial Group, Inc.	3,800	56,468
FirstFed Financial Corp.* (a)	19,700	1,319,309
Fremont General Corp.	49,900	808,879
NetBank, Inc.	26,200	121,568
Ocwen Financial Corp.* (a)	49,400	783,484
PFF Bancorp., Inc.	29,550	1,019,770
TierOne Corp.	11,800	372,998
Triad Guaranty, Inc.*	3,900	213,993
W Holding Co., Inc.	34,500	205,620
WSFS Financial Corp.	7,500	501,975

		7,422,419
Health Care 12.9%
Biotechnology 2.1%
Alkermes, Inc.*	49,800	665,826
Cubist Pharmaceuticals, Inc.*	38,400	695,424
Digene Corp.*	15,000	718,800
OSI Pharmaceuticals, Inc.*	17,400	608,652
Progenics Pharmaceuticals, Inc.*	24,700	635,778

		3,324,480
Health Care Equipment & Supplies 2.1%
HealthTronics, Inc.*	66,000	439,560
Integra LifeSciences Holdings*	22,400	954,016
West Pharmaceutical Services, Inc.	23,300	1,193,659
Zoll Medical Corp.*	14,400	838,656

		3,425,891
Health Care Providers & Services 5.3%
Alliance Imaging, Inc.*	91,300	607,145
Apria Healthcare Group, Inc.*	46,100	1,228,565
Centene Corp.*	28,700	705,159
CorVel Corp.*	16,200	770,634
Gentiva Health Services, Inc.*	38,200	728,092
inVentiv Health, Inc.*	27,500	972,125
Kindred Healthcare, Inc.*	32,200	813,050
Landauer, Inc.	3,400	178,398

LCA-Vision, Inc. (a)	11,300	388,268
Magellan Health Services, Inc.*	26,000	1,123,720
MedCath Corp.*	27,500	752,400
National Healthcare Corp.	1,400	77,280
RehabCare Group, Inc.*	11,500	170,775

		8,515,611
Health Care Technology 0.4%
Dendrite International, Inc.*	25,000	267,750
TriZetto Group, Inc.*	17,500	321,475
Vital Images, Inc.*	2,800	97,440

		686,665
Life Sciences Tools & Services 0.4%
Kendle International, Inc.*	16,100	506,345
Luminex Corp.*	8,800	111,760

		618,105
Pharmaceuticals 2.6%
Caraco Pharmaceutical Laboratories Ltd.*	3,500	49,000
Medicines Co.*	25,200	799,344
Noven Pharmaceuticals, Inc.*	24,200	615,890
Pain Therapeutics, Inc.* (a)	70,500	627,450
Sciele Pharma, Inc.*	28,900	693,600
SuperGen, Inc.*	15,800	80,264
Valeant Pharmaceuticals International	43,000	741,320
ViroPharma, Inc.*	32,000	468,480

		4,075,348
Industrials 14.5%
Aerospace & Defense 1.3%
EDO Corp.	4,200	99,708
Orbital Sciences Corp.*	52,900	975,476
United Industrial Corp.	18,900	959,175

		2,034,359
Air Freight & Logistics 0.5%
ABX Air, Inc.*	123,800	857,934
Airlines 0.9%
Alaska Air Group, Inc.*	25,500	1,007,250
ExpressJet Holdings, Inc.*	54,900	444,690

		1,451,940
Building Products 0.7%
American Woodmark Corp. (a)	23,200	970,920
Builders FirstSource, Inc.*	9,400	167,602

		1,138,522
Commercial Services & Supplies 4.7%
Administaff, Inc.	16,900	722,813
Clean Harbors, Inc.*	10,600	513,146
Deluxe Corp.	43,300	1,091,160
Diamond Management & Technology Consultants, Inc.	27,800	345,832
IHS, Inc. "A"*	21,100	833,028
Kforce, Inc.*	30,000	365,100
Korn/Ferry International*	9,400	215,824
Layne Christensen Co.*	24,100	791,203
McGrath Rentcorp.	13,100	401,253
On Assignment, Inc.*	5,200	61,100
Viad Corp.	1,500	60,900

Volt Information Sciences, Inc.*	15,300	768,213
Watson Wyatt Worldwide, Inc. "A"	28,300	1,277,745

		7,447,317
Construction & Engineering 2.1%
EMCOR Group, Inc.*	19,900	1,131,315
Granite Construction, Inc.	16,600	835,312
Infrasource Services, Inc.*	34,500	751,065
Perini Corp.*	18,600	572,508

		3,290,200
Electrical Equipment 1.1%
General Cable Corp.*	23,600	1,031,556
II-VI, Inc.*	28,200	787,908

		1,819,464
Industrial Conglomerates 0.1%
Tredegar Corp.	10,100	228,361
Machinery 1.2%
Accuride Corp.*	61,600	693,616
Freightcar America, Inc.	19,600	1,086,820
NACCO Industries, Inc. "A"	900	122,940

		1,903,376
Road & Rail 1.8%
Dollar Thrifty Automotive Group, Inc.*	24,500	1,117,445
Marten Transport Ltd.*	23,000	421,590
U.S. Xpress Enterprises, Inc. "A"*	34,300	564,921
USA Truck, Inc.*	43,600	699,780

		2,803,736
Trading Companies & Distributors 0.1%
Electro Rent Corp.*	13,800	230,460
Information Technology 14.6%
Communications Equipment 1.5%
C-COR, Inc.*	59,900	667,286
Dycom Industries, Inc.*	39,500	834,240
InterDigital Communications Corp.*	25,000	838,750

		2,340,276
Computers & Peripherals 0.4%
Komag, Inc.*	18,500	700,780
Electronic Equipment & Instruments 1.7%
Daktronics, Inc.	20,600	759,110
Itron, Inc.*	16,200	839,808
Littelfuse, Inc.*	27,100	863,948
Newport Corp.*	14,700	307,965

		2,770,831
Internet Software & Services 2.5%
aQuantive, Inc.*	20,000	493,200
CNET Networks, Inc.*	36,200	329,058
DealerTrack Holdings, Inc.*	23,800	700,196
EarthLink, Inc.*	14,300	101,530
InfoSpace, Inc.*	12,700	260,477
j2 Global Communications, Inc.*	11,800	321,550
RealNetworks, Inc.*	9,500	103,930
Sohu.com, Inc.*	7,600	182,400
United Online, Inc.	7,800	103,584

ValueClick, Inc.*	22,300	526,949
WebEx Communications, Inc.*	13,000	453,570
Websense, Inc.*	16,600	378,978

		3,955,422
IT Services 0.9%
Covansys Corp.*	16,000	367,200
iGATE Corp.*	7,400	50,912
infoUSA, Inc.	26,500	315,615
ManTech International Corp. "A"*	19,200	707,136
StarTek, Inc.	3,400	46,036

		1,486,899
Semiconductors & Semiconductor Equipment 3.8%
Actel Corp.*	38,200	693,712
Asyst Technologies, Inc.*	85,900	627,929
Brooks Automation, Inc.*	49,100	707,040
Intevac, Inc.*	19,600	508,620
Micrel, Inc.*	31,800	342,804
MIPS Technologies, Inc.*	64,600	536,180
OmniVision Technologies, Inc.* (a)	39,900	544,635
RF Micro Devices, Inc.*	101,200	687,148
Supertex, Inc.*	15,500	608,375
Tessera Technologies, Inc.*	21,600	871,344

		6,127,787
Software 3.8%
Advent Software, Inc.*	13,900	490,531
Ansoft Corp.*	14,700	408,660
Aspen Technology, Inc.*	59,100	651,282
Blackbaud, Inc.	37,900	985,400
FalconStor Software, Inc.* (a)	35,500	307,075
Kronos, Inc.*	23,700	870,738
Manhattan Associates, Inc.*	28,200	848,256
MicroStrategy, Inc. "A"*	6,100	695,461
NetScout Systems, Inc.*	7,800	64,740
Ultimate Software Group, Inc.*	30,100	700,126

		6,022,269
Materials 5.5%
Chemicals 2.7%
Georgia Gulf Corp.	39,800	768,538
H.B. Fuller Co.	39,000	1,006,980
Hercules, Inc.*	38,600	745,366
Pioneer Companies, Inc.*	33,900	971,574
Spartech Corp.	33,800	886,236

		4,378,694
Containers & Packaging 0.8%
Caraustar Industries, Inc.*	30,500	246,745
Myers Industries, Inc.	2,400	37,584
Rock-Tenn Co. "A"	36,500	989,515

		1,273,844
Metals & Mining 1.6%
Century Aluminum Co.*	9,400	419,710
Chaparral Steel Co.	22,300	987,221
NN, Inc.	17,200	213,796
Schnitzer Steel Industries, Inc. "A"	18,000	714,600

Steel Technologies, Inc.	11,600	203,580

		2,538,907
Paper & Forest Products 0.4%
Buckeye Technologies, Inc.*	50,100	600,198
Deltic Timber Corp.	1,200	66,936

		667,134
Telecommunication Services 2.5%
Diversified Telecommunication Services 1.9%
Alaska Communications Systems Group, Inc. (a)	63,200	960,008
CT Communications, Inc.	35,800	820,536
General Communication, Inc. "A"*	14,200	223,366
Golden Telecom, Inc.	21,400	1,002,376

		3,006,286
Wireless Telecommunication Services 0.6%
Centennial Communications Corp.	80,000	575,200
Syniverse Holdings, Inc.*	28,700	430,213

		1,005,413
Utilities 2.1%
Electric Utilities 0.5%
IDACORP, Inc.	19,900	769,135
Gas Utilities 1.1%
Piedmont Natural Gas Co., Inc.	3,300	88,275
South Jersey Industries, Inc.	5,200	173,732
Southwest Gas Corp.	34,600	1,327,602
The Laclede Group, Inc.	5,900	206,677

		1,796,286
Multi-Utilities 0.5%
PNM Resources, Inc.	28,100	873,910

Total Common Stocks (Cost $139,503,916)		154,863,552
	Principal Amount ($)	Value ($)

US Treasury Obligations 0.2%
US Treasury Bills:
4.94%**, 1/18/2007 (e)	10,000	9,977
4.95%**, 1/18/2007 (e)	242,000	241,434

Total US Treasury Obligations (Cost $251,411)		251,411
	Shares	Value ($)

Securities Lending Collateral 6.2%
Daily Assets Fund Institutional, 5.34% (b) (c) (Cost $10,025,950)	10,025,950	10,025,950
Cash Equivalents 2.9%
Cash Management QP Trust, 5.46% (d) (Cost $4,576,662)	4,576,662	4,576,662

				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 154,357,939)				105.9	169,717,575
Other Assets and Liabilities, Net				(5.9)	(9,442,389)

Net Assets				100.0	160,275,186

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
(a)				All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2006 amounted to $9,781,702 which is 6.1% of net assets.
(b)				Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)				Represents collateral held in connection with securities lending.
(d)				Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)				At December 31, 2006, this security has been pledged, in whole or part, to cover initial margin requirements for open future contracts.
REIT: Real Estate Investment Trust
At December 31, 2006, open future contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

Russell 2000 Index Futures	3/15/2007	12	4,785,754	4,769,400	(16,354)

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Core Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Small Cap Core Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 February 22, 2007